Related Party Transactions (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to Related Parties			$ 130,000	$ 350,000
Repayments of Related Party Debt	$ 281,191	$ 220,000	$ 220,000	$ 0
Debt Instrument Penalty Rate Stated Percentage	8.50%
Debt Instrument, Interest Rate, Stated Percentage	14.50%				14.50%
Loans Receivable Penalty Interest Rate					8.50%
Executive Officer [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 151,191
Loans Receivable, Basis Spread on Variable Rate	6.00%